Pacer Industrials and Logistics ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Energy - 0.8%
ADNOC Logistics & Services	5,054	$7,127
SFL Corp. Ltd.	100	1,055
		8,182

Industrials - 84.4%(a)
ABB Ltd.	1,513	83,227
Abu Dhabi Ports Co. PJSC (b)	3,477	4,686
AP Moller - Maersk AS - Class B	4	5,932
ArcBest Corp.	16	1,530
ATS Corp. (b)	67	1,819
AutoStore Holdings Ltd. (b)(c)	2,342	2,113
AZ-COM MARUWA Holdings, Inc.	94	698
Canadian National Railway Co.	431	45,182
Canadian Pacific Kansas City Ltd.	760	60,611
Cargojet, Inc.	11	904
Cargotec Oyj	38	1,896
CH Robinson Worldwide, Inc.	81	8,059
China Merchants Port Holdings Co. Ltd.	2,868	4,829
CJ Logistics Corp.	16	879
Clarkson PLC	21	1,117
COSCO SHIPPING Holdings Co. Ltd. - Class H	2,186	3,282
COSCO SHIPPING Ports Ltd.	2,509	1,449
Costamare, Inc.	82	956
CSX Corp.	1,323	43,487
D/S Norden AS	22	628
Daifuku Co. Ltd.	259	5,381
Danaos Corp.	13	1,030
Deutsche Post AG	820	29,673
Dfds AS	40	597
DSV AS	165	33,008
Expeditors International of Washington, Inc.	96	10,904
FedEx Corp.	199	52,709
Full Truck Alliance Co. Ltd. - ADR	645	7,263
Golden Ocean Group Ltd.	137	1,267
GXO Logistics, Inc. (b)	82	3,727
Hapag-Lloyd AG (c)	120	17,365
HMM Co. Ltd. (b)	512	6,709
Hoegh Autoliners ASA	130	1,186
Hyundai Glovis Co. Ltd.	51	5,244
International Container Terminal Services, Inc.	1,389	8,328
International Distribution Services PLC	655	2,969
Interroll Holding AG	1	2,357
JB Hunt Trasport Services, Inc.	69	11,814
JD Logistics, Inc. (b)(c)	4,527	7,751
Kalmar Oyj - Class B (b)	37	1,252
Kamigumi Co. Ltd.	77	1,683
Kardex Holding AG	5	1,555
Kawasaki Kisen Kaisha Ltd.	461	5,874
KION Group AG	90	3,377
Kirby Corp. (b)(d)	40	4,366
Knight-Swift Transportation Holdings, Inc.	111	6,337
Kuehne + Nagel International AG	83	18,976
Landstar System, Inc.	24	3,952
Logista Integral SA	91	2,760
Mainfreight Ltd.	69	2,809
Marten Transport Ltd.	56	862
Matson, Inc.	23	3,262
Mitsubishi Logisnext Co. Ltd.	73	944
Mitsubishi Logistics Corp.	272	1,952
Mitsui OSK Lines Ltd.	248	8,469
Navios Maritime Partners LP	21	886
Nikkon Holdings Co. Ltd.	86	1,256
Nippon Express Holdings Inc.	177	2,879
Nippon Yusen KK	315	9,935
Nishi-Nippon Railroad Co. Ltd.	54	783
Norfolk Southern Corp.	155	39,571
Old Dominion Freight Line, Inc.	146	27,099
Orient Overseas International Ltd.	451	6,026
Pacific Basin Shipping Ltd.	3,537	717
Pan Ocean Co. Ltd. (b)	365	835
Rumo SA	1,267	3,976
RXO, Inc. (b)	110	2,821
Ryder System, Inc.	29	4,623
Saia, Inc. (b)	18	8,642
Sankyu, Inc.	40	1,434
Santos Brasil Participacoes SA	590	1,330
Schneider National, Inc. - Class B	63	1,874
Seino Holdings Co. Ltd.	128	1,939
Senko Group Holdings Co. Ltd.	107	1,077
SG Holdings Co. Ltd.	437	4,131
SITC International Holdings Co. Ltd.	1,836	4,383
Star Bulk Carriers Corp.	81	1,245
Sumitomo Warehouse Co. Ltd.	54	945
Symbotic, Inc. (b)	71	2,084
TFI International, Inc.	58	7,671
Toyota Industries Corp.	223	18,757
Transcoal Pacific Tbk PT	3,416	1,373
Union Pacific Corp.	467	115,718
United Parcel Service, Inc. - Class B	596	68,081
Wallenius Wilhelmsen ASA	289	2,338
Werner Enterprises, Inc.	42	1,516
XPO Logistics, Inc. (b)	80	10,694
Yamato Holdings Co. Ltd.	246	2,959
Yaskawa Electric Corp.	182	5,335
ZIM Integrated Shipping Services Ltd. (d)	82	1,460
ZTO Express Cayman, Inc.	413	8,004
		925,393

Information Technology - 14.7%
Celestica, Inc. (b)	80	9,888
Cognex Corp. (d)	118	4,708
Flex Ltd. (b)(d)	267	11,121
Sanmina Corp. (b)	38	3,182
SAP SE	473	132,024
		160,923
TOTAL COMMON STOCKS (Cost $972,770)		1,094,498

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.9%	Units
Mount Vernon Liquid Assets Portfolio, LLC - 4.49% (e)	21,266	21,266
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $21,266)		21,266

TOTAL INVESTMENTS - 101.8% (Cost $994,036)		1,115,764
Liabilities in Excess of Other Assets - (1.8)%		(19,925)
TOTAL NET ASSETS - 100.0%		$1,095,839
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LP Limited Partnership
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $27,229 or 2.5% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $20,525 which represented 1.9% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Industrials and Logistics ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,094,498	$–	$–	$1,094,498
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	21,266
Total Investments	$1,094,48	$–	$–	$1,115,764

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $21,266 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.